Cover	Mar. 23, 2026
Cover [Abstract]
Document Type	8-K
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Document Period End Date	Mar. 23, 2026
Entity Registrant Name	AGASSI SPORTS ENTERTAINMENT CORP.
Entity Central Index Key	0000930245
Entity File Number	000-24970
Entity Tax Identification Number	88-0203976
Entity Incorporation, State or Country Code	NV
Entity Emerging Growth Company	false
Entity Address, Address Line One	1120 N. Town Center Dr #160
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	(702)
Local Phone Number	400-4005